UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)  Not applicable.

     Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)

Semi-Annual Report
April 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’(defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Silver Miners ETF	1
Global X Copper Miners ETF	4
Global X Gold Explorers ETF	8
Global X Uranium ETF	12
Glossary	17
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	29
Disclosure of Fund Expenses	43
Approval of Investment Advisory Agreement	45
Supplemental Information	49

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.9%
Materials — 0.9%
Kingsgate Consolidated * (A)	4,929,298	$4,593,121
Silver Mines * (A)	32,662,870	4,748,765
TOTAL AUSTRALIA		9,341,886
BOSNIA AND HERZEGOVINA — 1.7%
Materials — 1.7%
Adriatic Metals, Cl CDI * (A)	6,959,836	16,741,874
BRAZIL — 23.5%
Materials — 23.5%
Wheaton Precious Metals (A)	4,785,196	236,292,978
CANADA — 44.2%
Materials — 44.2%
AbraSilver Resource *	10,497,161	2,631,449
Americas Gold & Silver * (A)	5,041,061	2,527,407
Aya Gold & Silver * (A)	2,260,890	17,969,767
Blackrock Silver * (A)	4,188,330	1,003,618
Discovery Silver * (A)	6,350,495	4,963,153
Dolly Varden Silver *	2,765,528	2,202,146
Endeavour Silver * (A)	4,778,973	18,637,995
First Majestic Silver (A)	6,587,219	46,479,161
Fortuna Silver Mines * (A)	7,280,778	27,270,038
GoGold Resources * (A)	6,884,595	8,984,541
Guanajuato Silver *	5,753,004	2,417,763
MAG Silver *	2,496,114	32,427,581
McEwen Mining * (A)	990,355	8,120,911
New Pacific Metals * (A)	2,117,489	5,152,041
Pan American Silver	7,983,717	142,190,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Prime Mining * (A)	2,242,064	$3,669,824
Santacruz Silver Mining * (A)	7,871,806	2,089,398
Silvercorp Metals (A)	4,290,942	15,692,009
SilverCrest Metals * (A)	3,588,038	23,465,234
SSR Mining (A)	3,253,497	46,590,077
Triple Flag Precious Metals	1,564,850	25,278,967
Vizsla Silver * (A)	3,939,539	5,664,013
TOTAL CANADA		445,427,093
MEXICO — 9.1%
Materials — 9.1%
Fresnillo	4,527,040	40,478,831
Industrias Penoles *	3,326,042	50,942,521
TOTAL MEXICO		91,421,352
PERU — 5.0%
Materials — 5.0%
Cia de Minas Buenaventura SAA ADR (A)	6,181,891	43,705,969
Hochschild Mining	7,995,640	7,220,708
TOTAL PERU		50,926,677
SOUTH KOREA — 4.6%
Materials — 4.6%
Korea Zinc .	121,995	46,759,889
UNITED STATES — 10.9%
Materials — 10.9%
Coeur Mining *	7,380,439	25,093,492
Gatos Silver * (A)	1,181,203	7,051,782
Gold Resource	2,182,667	2,012,201
Golden Minerals *	3,472,614	798,701
Hecla Mining	12,385,573	74,932,717
TOTAL UNITED STATES		109,888,893
TOTAL COMMON STOCK
(Cost $1,115,302,716)		1,006,800,642

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $2,680,535)	2,680,535	$2,680,535
	Face Amount
REPURCHASE AGREEMENT(B) — 3.0%
BNP Paribas
4.700%, dated 04/28/2023, to be
repurchased on 05/01/2023, repurchase price
$29,963,224 (collateralized by U.S. Treasury
Obligations, ranging in par value $1,609,077
- $2,418,329, 1.125% - 2.250%, 01/15/2025
- 08/15/2027, with a total market value of
$30,489,939)
(Cost $29,951,494)	$29,951,494	29,951,494
TOTAL INVESTMENTS — 103.2%
(Cost $1,147,934,745)		$1,039,432,671

Percentages are based on Net Assets of $1,007,271,833.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,006,800,642	$—	$—	$1,006,800,642
Short-Term Investment	2,680,535	—	—	2,680,535
Repurchase Agreement	—	29,951,494	—	29,951,494
Total Investments in Securities	$1,009,481,177	$29,951,494	$—	$1,039,432,671

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.3%
Materials — 13.3%
29Metals	5,932,094	$4,645,474
BHP Group	2,998,030	87,967,573
Glencore	15,286,571	90,112,012
Sandfire Resources *	9,972,030	42,901,081
SolGold *	36,859,512	8,802,438
TOTAL AUSTRALIA		234,428,578
BRAZIL — 2.4%
Materials — 2.4%
ERO Copper *	1,882,395	37,028,901
Nexa Resources (A)	1,026,597	6,159,582
TOTAL BRAZIL		43,188,483
CANADA — 19.7%
Materials — 19.7%
Altius Minerals	911,849	14,286,508
Capstone Mining *	9,234,796	43,372,152
Copper Mountain Mining *	4,711,369	8,857,916
Filo Mining * (A)	1,886,558	31,352,221
Foran Mining *	3,703,457	10,157,679
HudBay Minerals	5,789,672	28,984,644
Ivanhoe Mines, Cl A *	10,080,939	87,333,948
NGEx Minerals *	2,396,379	10,813,124
Solaris Resources * (A)	1,091,072	5,606,998
Taseko Mines *	6,533,441	10,780,178
Teck Resources, Cl B	2,068,610	96,254,499
TOTAL CANADA		347,799,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 10.0%
Materials — 10.0%
Antofagasta	4,629,628	$84,986,007
Lundin Mining (A)	11,962,208	91,284,268
TOTAL CHILE		176,270,275
CHINA — 11.5%
Materials — 11.5%
China Gold International Resources (A)	5,618,100	28,627,626
China Nonferrous Mining	26,881,400	13,697,703
Jiangxi Copper, Cl H	25,522,501	45,258,311
Jinchuan Group International Resources	98,688,900	7,040,317
MMG *	65,897,500	24,008,822
Zijin Mining Group, Cl H	50,494,760	85,038,118
TOTAL CHINA		203,670,897
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,449,353	10,190,116
GERMANY — 3.7%
Materials — 3.7%
Aurubis	703,822	65,891,042
JAPAN — 7.9%
Materials — 7.9%
Mitsubishi Materials	2,838,672	46,280,996
Nittetsu Mining	219,336	5,903,620
Sumitomo Metal Mining	2,375,015	87,367,900
TOTAL JAPAN		139,552,516
MEXICO — 10.2%
Materials — 10.2%
Grupo Mexico, Cl B	18,497,481	90,657,037
Southern Copper	1,161,315	89,223,832
TOTAL MEXICO		179,880,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 5.1%
Materials — 5.1%
KGHM Polska Miedz	3,129,252	$90,042,822
SWEDEN — 4.8%
Materials — 4.8%
Boliden (A)	2,366,591	84,491,031
TURKEY — 0.5%
Industrials — 0.5%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	6,541,691	9,774,737
UNITED KINGDOM — 0.6%
Materials — 0.6%
Central Asia Metals	4,069,572	10,511,394
UNITED STATES — 4.6%
Materials — 4.6%
Freeport-McMoRan	2,167,023	82,151,842
ZAMBIA — 5.0%
Materials — 5.0%
First Quantum Minerals	3,629,565	88,096,498
TOTAL COMMON STOCK
(Cost $1,744,911,962)		1,765,940,967
SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $5,573,994)	5,573,994	5,573,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Copper Miners ETF

Face Amount		Value
REPURCHASE AGREEMENT(B) — 3.5%
BNP Paribas
4.700%, dated 04/28/2023, to be
repurchased on 05/01/2023, repurchase price
$62,306,529 (collateralized by U.S. Treasury
Obligations, ranging in par value $3,345,969
- $5,028,755, 1.125% - 2.250%, 01/15/2025
- 08/15/2027, with a total market value of
$63,401,796)
(Cost $62,282,136) .	$62,282,136	$62,282,136
TOTAL INVESTMENTS — 103.7%
(Cost $1,812,768,092)		$1,833,797,097

Percentages are based on Net Assets of $1,768,383,377.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,765,940,967	$—	$—	$1,765,940,967
Short-Term Investment	5,573,994	—	—	5,573,994
Repurchase Agreement	—	62,282,136	—	62,282,136
Total Investments in Securities	$1,771,514,961	$62,282,136	$—	$1,833,797,097

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.2%
AUSTRALIA — 28.6%
Materials — 28.6%
Bellevue Gold *	902,567	$843,994
Capricorn Metals *	235,776	690,251
De Grey Mining *	1,007,379	1,075,150
Emerald Resources NL *	379,576	484,128
Firefinch *(A)	825,148	55,239
Gold Road Resources	863,492	1,069,950
Mincor Resources NL * (B)	203,658	188,423
OceanaGold	584,856	1,336,764
Perseus Mining	1,091,563	1,608,634
Ramelius Resources	661,565	574,913
Red 5 *	2,289,701	257,236
Regis Resources *	621,195	874,402
Resolute Mining *	1,716,103	544,363
Silver Lake Resources *	758,632	636,705
SolGold *	1,299,554	310,347
St Barbara *	640,735	256,175
Tietto Minerals * (B)	505,555	200,458
West African Resources *	759,497	489,367
Westgold Resources *	369,501	372,382
TOTAL AUSTRALIA		11,868,881
CANADA — 40.2%
Materials — 40.2%
Alamos Gold, Cl A	136,076	1,756,758
Centerra Gold	182,959	1,235,644
Dundee Precious Metals	157,763	1,156,207
Endeavour Silver * (B)	156,442	609,020
Equinox Gold *	237,294	1,177,460

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
K92 Mining * (B)	184,185	$874,549
Karora Resources *	141,644	506,505
Lundin Gold	77,888	986,593
McEwen Mining * (B)	32,427	265,901
New Gold *	565,960	726,071
Novagold Resources *	190,243	1,034,922
Orla Mining * (B)	168,778	761,573
Osisko Mining *	239,256	680,917
Seabridge Gold *	55,971	785,833
Skeena Resources * (B)	55,084	370,395
SSR Mining	115,683	1,654,686
Torex Gold Resources *	71,300	1,168,620
Victoria Gold *	29,853	214,824
Wesdome Gold Mines *	117,991	736,846
TOTAL CANADA		16,703,324
EGYPT — 3.0%
Materials — 3.0%
Centamin	962,321	1,249,453
INDONESIA — 10.6%
Materials — 10.6%
Aneka Tambang	6,996,734	1,001,577
Bumi Resources Minerals *	44,410,800	490,426
Merdeka Copper Gold *	10,874,453	2,920,610
TOTAL INDONESIA		4,412,613
PERU — 0.6%
Materials — 0.6%
Hochschild Mining	261,816	236,441
TURKEY — 5.9%
Materials — 5.9%
Eldorado Gold *	152,793	1,686,434
Koza Altin Isletmeleri	799,462	776,103
TOTAL TURKEY		2,462,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.7%
Materials — 1.7%
Greatland Gold *	3,714,893	$375,407
Pan African Resources	1,564,374	348,027
TOTAL UNITED KINGDOM		723,434
UNITED STATES — 9.6%
Materials — 9.6%
Argonaut Gold *	688,838	314,886
Coeur Mining *	241,592	821,413
Hecla Mining	470,344	2,845,581
TOTAL UNITED STATES		3,981,880
TOTAL COMMON STOCK
(Cost $44,329,513)		41,638,563
	Number of Rights

RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources# *(A)
(Cost $ –)	46,614	—
	Shares
SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $155,300)	155,300	155,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 4.2%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $1,735,953
(collateralized by U.S. Treasury Obligations,
ranging in par value $93,224 - $140,109,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $1,766,467)
(Cost $1,735,272)	$1,735,272	$1,735,272
TOTAL INVESTMENTS — 104.8%
(Cost $46,220,085)		$43,529,135

Percentages are based on Net Assets of $41,547,821.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as ofApril 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$41,583,324	$—	$55,239		$41,638,563
Rights	—	—	—	^	—
Short-Term Investment	155,300	—	—		155,300
Repurchase Agreement	—	1,735,272	—		1,735,272
Total Investments in Securities	$41,738,624	$1,735,272	$55,239		$43,529,135

(1)	Areconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 90.0%
AUSTRALIA — 12.2%
Energy — 8.4%
Alligator Energy * (A)	135,899,334	$2,963,705
Aura Energy * (A)	15,603,817	2,371,714
Bannerman Energy * (A)	6,656,129	6,378,131
Berkeley Energia * (A)	18,227,967	4,749,172
Boss Energy *	14,683,837	25,521,075
Deep Yellow * (A)	30,437,894	10,761,481
Elevate Uranium * (A)	9,748,408	2,190,364
Paladin Energy *	123,501,387	53,458,504
Peninsula Energy * (A)	56,834,177	5,821,635
		114,215,781
Information Technology — 1.1%
Silex Systems *	6,761,152	14,968,186
Materials — 2.7%
Anson Resources * (A)	43,206,517	5,425,085
BHP Group	902,040	26,467,470
Lotus Resources * (A)	36,237,545	4,669,787
		36,562,342
TOTAL AUSTRALIA		165,746,309
CANADA — 39.8%
Energy — 35.2%
Cameco	11,432,001	313,973,337
Denison Mines * (A)	38,696,279	42,510,843

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Encore Energy * (A)	4,856,691	$10,563,473
F3 Uranium * (A)	12,891,507	3,326,718
Fission Uranium * (A)	27,736,563	12,883,606
Forsys Metals * (A)	5,409,278	1,695,011
GoviEx Uranium, Cl A * (A)	22,314,021	2,714,601
IsoEnergy * (A)	2,416,790	4,882,404
Laramide Resources * (A)	8,305,569	2,388,241
Mega Uranium *	14,388,498	1,909,555
NexGen Energy * (A)	19,080,822	74,139,889
Skyharbour Resources *	6,755,155	2,141,648
Uranium Royalty * (A)	3,763,871	7,603,780
		480,733,106
Industrials — 1.9%
Aecon Group (A)	2,835,099	26,484,336
Materials — 2.7%
American Lithium * (A)	9,575,188	20,473,380
Global Atomic * (A)	7,395,364	15,648,967
		36,122,347
TOTAL CANADA		543,339,789
CHINA — 0.8%
Energy — 0.8%
CGN Mining * (A)	100,030,000	10,831,412
JAPAN — 4.6%
Industrials — 4.6%
ITOCHU .	977,018	32,231,226
Mitsubishi Heavy Industries	813,019	30,612,480
TOTAL JAPAN		62,843,706
KAZAKHSTAN — 6.4%
Energy — 6.4%
NAC Kazatomprom JSC GDR	3,071,552	87,232,077

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.7%
Materials — 1.7%
Sibanye Stillwater	10,663,765	$23,545,290
SOUTH KOREA — 12.1%
Industrials — 12.1%
Daewoo Engineering & Construction *	8,373,211	26,369,609
Doosan Enerbility *	2,355,281	29,370,622
GS Engineering & Construction	1,669,179	26,938,334
Hyundai Engineering & Construction	1,046,085	32,045,341
KEPCO Engineering & Construction	460,802	24,203,811
Samsung C&T	322,609	26,418,071
TOTAL SOUTH KOREA		165,345,788
UNITED KINGDOM — 3.0%
Industrials — 3.0%
Yellow Cake *	8,665,907	40,954,500
UNITED STATES — 9.4%
Energy — 8.2%
Centrus Energy, Cl A *	547,982	16,055,873
Energy Fuels * (A)	7,311,475	41,508,779
Uranium Energy *	17,221,230	44,947,410
Ur-Energy *	10,191,810	9,509,978
		112,022,040
Industrials — 1.2%
NuScale Power * (A)	1,817,392	16,120,267
TOTAL UNITED STATES		128,142,307
TOTAL COMMON STOCK
(Cost $1,399,988,396)		1,227,981,178
EXCHANGE TRADED FUND — 9.9%
Sprott Physical Uranium Trust* (A)(B)
(Cost $137,327,692)	11,244,476	134,970,191

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Uranium ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $5,697,844)	5,697,844	$5,697,844
	Face Amount
REPURCHASE AGREEMENT(C) — 4.7%
BNP Paribas
4.700%, dated 04/28/2023, to be
repurchased on 05/01/2023, repurchase price
$63,690,933 (collateralized by U.S. Treasury
Obligations, ranging in par value $3,420,314
- $5,140,490, 1.125% - 2.250%, 01/15/2025
- 08/15/2027, with a total market value of
$64,810,530)
(Cost $63,665,997) .	$63,665,997	63,665,997
TOTAL INVESTMENTS — 105.0%
(Cost $1,606,679,929)		$1,432,315,210

Percentages are based on Net Assets of $1,364,365,261.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2023.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as ofApril 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,227,981,178	$—	$—	$1,227,981,178
Exchange Traded Fund	134,970,191	—	—	134,970,191
Short-Term Investment	5,697,844	—	—	5,697,844
Repurchase Agreement	—	63,665,997	—	63,665,997
Total Investments in Securities	$1,368,649,213	$63,665,997	$—	$1,432,315,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Changes in Unrealized Appreciation (Depreciation)	Value at 4/30/23	Income
Sprott Physical Uranium Trust
$155,501,708	$18,932,037	$(27,649,821)	$1,656,179	$(13,469,912)	$134,970,191	$-

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

April 30, 2023 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations
ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

Statements of Assets and Liabiities
April 30, 2023 (Unaudited)

	Global X Silver Miners ETF		Global X Copper Miners ETF		Global X Gold Explorers ETF

Assets:
Cost of Investments	$1,117,983,251		$1,750,485,956		$44,484,813
Cost of Repurchase Agreement	29,951,494		62,282,136		1,735,272
Cost of Foreign Currency	2,879		25,199		4,115
Investments, at Value	$1,009,481,177	*	$1,771,514,961	*	$41,793,863	*
Repurchase Agreement, at Value	29,951,494		62,282,136		1,735,272
Cash	1,764,544		—		73,170
Foreign Currency, at Value	2,943		25,739		4,115
Receivable for Investment Securities Sold	117,985,826		89,682,378		4,564,481
Dividend, Interest, and Securities Lending Income Receivable	1,487,028		9,721,707		1,325
Reclaim Receivable	213,192		1,088,434		2,624
Unrealized Appreciation on Spot Contracts	9,564		—		1,363
Total Assets	1,160,895,768		1,934,315,355		48,176,213
Liabilities:
Obligation to Return Securities Lending Collateral	32,632,029		67,856,130		1,890,572
Payable for Investment Securities Purchased	120,436,496		91,137,622		4,714,802
Payable due to Investment Adviser	551,720		1,010,055		22,942
Payable for Capital Shares Redeemed	—		5,120,743		—
Unrealized Depreciation on Spot Contracts	—		29,004		—
Cash Overdraft	—		772,223		—
Custodian Fees Payable	3,690		6,201		76
Total Liabilities	153,623,935		165,931,978		6,628,392
Net Assets	$1,007,271,833		$1,768,383,377		$41,547,821
Net Assets Consist of:
Paid-in Capital	$1,692,003,880		$1,756,338,490		$112,411,360
Total Distributable Earnings/(Loss)	(684,732,047)		12,044,887		(70,863,539)
Net Assets	$1,007,271,833		$1,768,383,377		$41,547,821
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	33,787,318		44,899,374		1,502,054
Net Asset Value, Offering and Redemption Price Per Share	$29.81		$39.39		$27.66
* Includes Market Value of Securities on Loan	$31,219,674		$64,451,304		$1,793,464

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X Uranium ETF
Assets:
Cost of Investments	$1,405,686,240
Cost of Repurchase Agreement	63,665,997
Cost of Affiliated Investments	137,327,692
Cost of Foreign Currency	6,900
Investments, at Value	$1,233,679,022	*
Repurchase Agreement, at Value	63,665,997
Affiliated Investments, at Value	134,970,191
Cash	1,109,910
Foreign Currency, at Value	7,019
Receivable for Investment Securities Sold	46,291,973
Dividend, Interest, and Securities Lending Income Receivable	998,757
Unrealized Appreciation on Spot Contracts	16,342
Total Assets	1,480,739,211
Liabilities:
Obligation to Return Securities Lending Collateral	69,363,841
Payable for Investment Securities Purchased	46,228,446
Payable due to Investment Adviser	770,210
Custodian Fees Payable	11,453
Total Liabilities	116,373,950
Net Assets	$1,364,365,261
Net Assets Consist of:
Paid-in Capital	$2,144,893,228
Total Distributable Loss	(780,527,967)
Net Assets	$1,364,365,261
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	68,191,666
Net Asset Value, Offering and Redemption Price Per Share	$20.01
*Includes Market Value of Securities on Loan	$67,244,345

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Investment Income:
Dividend Income	$8,032,371	$23,025,755	$144,465
Interest Income	13,498	24,711	622
Security Lending Income	579,879	358,159	10,951
Less: Foreign Taxes Withheld	(1,206,086)	(2,065,813)	(15,270)
Total Investment Income	7,419,662	21,342,812	140,768
Supervision and Administration Fees(1)	3,130,782	5,754,845	119,948
Custodian Fees(2)	5,476	4,349	74
Total Expenses	3,136,258	5,759,194	120,022
Net Investment Income	4,283,404	15,583,618	20,746
Net Realized Gain (Loss) on:
Investments(3)	(16,884,235)	87,799,977	265,771
Foreign Currency Transactions	(27,722)	10,324	1,857
Net Realized Gain (Loss)	(16,911,957)	87,810,301	267,628
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	176,194,619	417,862,493	10,553,790
Foreign Currency Translations	21,594	155,477	333
Net Change in Unrealized Appreciation (Depreciation)	176,216,213	418,017,970	10,554,123
Net Realized and Unrealized Gain (Loss)	159,304,256	505,828,271	10,821,751
Net Increase in Net Assets Resulting from Operations	$163,587,660	$521,411,889	$10,842,497

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

Global X Uranium ETF

Investment Income:
Dividend Income	$7,590,259
Interest Income	29,807
Security Lending Income	1,431,152
Less: Foreign Taxes Withheld	(1,016,181)
Total Investment Income	8,035,037
Supervision and Administration Fees(1)	5,227,702
Custodian Fees(2)	11,079
Total Expenses	5,238,781
Net Investment Income	2,796,256
Net Realized Gain (Loss) on:
Investments(3)	20,133,239
Affiliated Investments	1,656,179
Foreign Currency Transactions	(248,383)
Net Realized Gain (Loss)	21,541,035
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(30,875,239)
Affiliated Investments	(13,469,912)
Foreign Currency Translations	30,888
Net Change in Unrealized Appreciation (Depreciation)	(44,314,263)
Net Realized and Unrealized Gain (Loss)	(22,773,228)
Net Decrease in Net Assets Resulting from Operations	$(19,976,972)

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$4,283,404	$6,091,528	$15,583,618	$50,898,257
Net Realized Gain (Loss)	(16,911,957)	(162,152,951)	87,810,301	(5,605,150)
Net Change in Unrealized Appreciation (Depreciation)	176,216,213	(256,020,595)	418,017,970	(361,943,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	163,587,660	(412,082,018)	521,411,889	(316,650,275)
Distributions	(2,143,417)	(10,656,479)	(18,611,794)	(48,850,684)
Return of Capital	—	(3,107,323)	—	—
Capital Share Transactions:
Issued	62,152,213	240,640,155	209,391,952	1,192,691,215
Redeemed	(58,232,798)	(73,077,499)	(259,296,585)	(505,711,107)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,919,415	167,562,656	(49,904,633)	686,980,108
Total Increase (Decrease) in Net Assets	165,363,658	(258,283,164)	452,895,462	321,479,149
Net Assets:
Beginning of Year/Period	841,908,175	1,100,191,339	1,315,487,915	994,008,766
End of Year/Period	$1,007,271,833	$841,908,175	$1,768,383,377	$1,315,487,915
Share Transactions:
Issued	2,090,000	7,690,000	5,560,000	33,190,000
Redeemed	(2,070,000)	(2,290,000)	(6,440,000)	(14,050,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	5,400,000	(880,000)	19,140,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$20,746	$261,995	$2,796,256	$19,072,965
Net Realized Gain (Loss)	267,628	1,143,660	21,541,035	(46,867,233)
Net Change in Unrealized Appreciation (Depreciation)	10,554,123	(14,150,744)	(44,314,263)	(402,350,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,842,497	(12,745,089)	(19,976,972)	(430,144,820)
Distributions	(292,264)	(967,622)	(3,660,937)	(74,869,077)
Capital Share Transactions:
Issued	2,252,803	—	100,907,439	1,082,750,695
Redeemed	—	(7,264,855)	(301,433,707)	(304,816,155)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,252,803	(7,264,855)	(200,526,268)	777,934,540
Total Increase (Decrease) in Net Assets	12,803,036	(20,977,566)	(224,164,177)	272,920,643
Net Assets:
Beginning of Year/Period	28,744,785	49,722,351	1,588,529,438	1,315,608,795
End of Year/Period	$41,547,821	$28,744,785	$1,364,365,261	$1,588,529,438
Share Transactions:
Issued	90,000	—	4,560,000	44,260,000
Redeemed	—	(240,000)	(14,620,000)	(14,670,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	(240,000)	(10,060,000)	29,590,000

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2023 (Unaudited)	24.93	0.13	4.81	4.94	(0.06)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
2019	23.20	0.21	7.38	7.59	(0.40)	—	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—	—
Global X Copper Miners ETF
2023 (Unaudited)	28.74	0.33	10.72	11.05	(0.40)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.06)	29.81	19.84	1,007,272	0.65	†	0.89	†	13.39
(0.48)	24.93	(34.83)	841,908	0.65		0.64		17.72
(0.91)	38.78	(6.43)	1,100,191	0.65		0.96		15.61
(0.55)	42.28	41.40	984,993	0.65		0.90		19.95
(0.40)	30.39	33.08	525,591	0.66		0.80		42.16
(0.01)	23.20	(27.40)	301,515	0.65		1.10		25.71

(0.40)	39.39	38.57	1,768,383	0.65	†	1.76	†	13.38
(1.10)	28.74	(20.38)	1,315,488	0.65		3.31		30.46
(0.48)	37.31	76.80	994,009	0.65		1.71		20.13
(0.13)	21.42	23.45	103,888	0.65		1.26		16.85
(0.70)	17.47	(6.51)	48,021	0.65		1.89		18.77
(0.43)	19.38	(23.12)	68,798	0.65		1.74		17.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Explorers ETF
2023 (Unaudited)	20.36	0.01	7.50	7.51	(0.21)	—	—
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
2019	18.49	0.04	6.87	6.91	(0.01)	—	—
2018	21.46	0.06	(3.03)	(2.97)	—	—	—
Global X Uranium ETF
2023 (Unaudited)	20.30	0.04	(0.28)	(0.24)	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	—	—
2018	11.88	0.03	0.48	0.51	(0.31)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.21)	27.66	36.99	41,548	0.65	†	0.11	†	14.10
(0.59)	20.36	(30.94)	28,745	0.65		0.63		30.04
(1.04)	30.10	(7.36)	49,722	0.65		0.61		18.30
(0.44)	33.48	34.03	60,670	0.65		0.20		18.81
(0.01)	25.39	37.40	43,470	0.65		0.19		16.35
—	18.49	(13.84)	32,582	0.65		0.26		20.31

(0.05)	20.01	(1.18)	1,364,365	0.69	†	0.37	†	15.34
(1.41)	20.30	(20.11)	1,588,529	0.69		1.25		26.47
(0.13)	27.04	150.73	1,315,609	0.69		1.91		30.01
(0.24)	10.87	1.72	141,609	0.69		2.03		59.21
(0.16)	10.92	(8.42)	187,616	0.71		1.46		23.93
(0.31)	12.08	3.79	308,953	0.72		0.20		54.06
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
April 30, 2023

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.As ofApril 30, 2023, the Trust had one hundred and fourteen portfolios, one hundred and three of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If theAdviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian ("Custodian"), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of April 30, 2023, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

		Fair Value
		of Non-Cash	Cash
	Repurchase	Collateral	Collateral
	Agreements*	Received(1)	Received	Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$29,951,494	$29,951,494	$–	$–
Global X Copper Miners ETF
BNP Paribas	62,282,136	62,282,136	–	–
Global X Gold Explorers ETF
BNP Paribas	1,735,272	1,735,272	–	–
Global X Uranium ETF
BNP Paribas	63,665,997	63,665,997	–	–

* Repurchase agreements with an overnight and continuous maturity.
(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at April 30, 2023	Redemption Fee
Global X Silver Miners ETF	10,000	$500	$298,100	$500
Global X Copper Miners ETF	10,000	600	393,900	600
Global X Gold Explorers ETF	10,000	1,000	276,600	1,000
Global X Uranium ETF	10,000	500	200,100	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and AdministrationAgreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and custodian (“Custodian”) of the Funds’ assets.As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by theAdviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$129,610,348	$127,599,617
Global X Copper Miners ETF	260,138,313	231,772,553
Global X Gold Explorers ETF	5,272,713	5,160,737
Global X Uranium ETF	235,915,800	259,321,759

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X Silver Miners ETF	$56,329,901	$52,366,057	$11,992,824
Global X Copper Miners ETF	178,993,963	259,337,918	75,516,240
Global X Gold Explorers ETF	1,998,729	–	–
Global X Uranium ETF	88,353,873	266,211,290	47,110,299

During the period ended April 30, 2023, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2022 and 2021 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2022	$10,656,479	$–	$3,107,323	$13,763,802
2021	24,128,587	–	–	24,128,587
Global X Copper Miners ETF
2022	$48,850,684	$–	$–	$48,850,684
2021	7,289,000	–	–	7,289,000
Global X Gold Explorers ETF
2022	$967,622	$–	$–	$967,622
2021	1,872,117	–	–	1,872,117
Global X Uranium ETF
2022	$74,869,077	$–	$–	$74,869,077
2021	2,489,718	–	–	2,489,718

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Undistributed Ordinary Income	$–	$17,942,919	$292,264
Capital Loss Carryforwards	(511,694,817)	(72,151,453)	(67,397,249)
Unrealized Depreciation on Investments and Foreign Currency	(334,481,466)	(436,546,666)	(14,308,785)
Other Temporary Differences	(7)	(8)	(2)
Total Accumulated Losses	$(846,176,290)	$(490,755,208)	$(81,413,772)

Global X Funds
Global X Uranium ETF
Undistributed Ordinary Income	$26,185
Capital Loss Carryforwards	(526,882,020)
Unrealized Depreciation on Investments and Foreign Currency	(230,034,226)
Other Temporary Differences	3
Total Accumulated Losses	$(756,890,058)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued) character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
7445 Global X Silver Miners ETF	$120,118,302	$391,576,515	$511,694,817
7450 Global X Copper Miners ETF	52,321,219	19,830,234	72,151,453
7455 Global X Gold Explorers ETF	15,221,886	52,175,363	67,397,249
7505 Global X Uranium ETF	143,146,706	383,735,314	526,882,020

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2023 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global X Funds
Global X Silver Miners ETF	$1,147,934,745	$85,125,915	$(193,627,989)	$(108,502,074)
Global X Copper Miners ETF	1,812,768,092	121,310,222	(100,281,217)	21,029,005
Global X Gold Explorers ETF	46,220,085	6,145,758	(8,836,708)	(2,690,950)
Global X Uranium ETF	1,606,679,929	59,172,666	(233,537,385)	(174,364,719)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of the its total assets. Security loans made pursuant to a securities lending agreement with BBH

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

7. LOANS OF PORTFOLIO SECURITIES (continued)

are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other thanADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2023, the following Funds had securities on loan, by counterparty:

		Cash
	Market Value	Collateral(1)
Global X Silver Miners ETF
Barclays Capital Inc.	$955,502	$1,002,354
BMO Capital Markets	775,015	789,192
BNP Paribas Securities Corp	6,624,515	7,077,615
BofA Securities Inc.	1,825,030	1,946,104
Citigroup Global Markets Inc.	649,169	686,704
Goldman Sachs & Co.	376,115	389,599
J.P. Morgan Securities LLC	486,688	514,354
Morgan Stanley & Co. LLC	9,763,363	10,131,742
Scotia Capital (USA) Inc.	2,384,786	2,480,227
UBS AG London Branch	35,315	36,628
UBS Secirities LLC	5,386,632	5,527,010
Wells Fargo Securities LLC	1,957,544	2,050,500
Total	$31,219,674	$32,632,029

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

7. LOANS OF PORTFOLIO SECURITIES (continued)

		Cash
	Market Value	Collateral(1)
Global X Copper Miners ETF
Barclays Bank PLC	$49,456,645	$51,366,145
BNP Paribas Securities Corp	1,526,256	1,637,040
BofA Securities Inc.	1,171,990	1,232,800
Citigroup Global Markets Inc.	1,808,560	1,919,700
J.P. Morgan Securities LLC	4,316,003	4,521,875
Morgan Stanley & Co. LLC	4,862,376	5,800,111
Scotia Capital (USA) Inc.	1,309,474	1,378,459
Total	$64,451,304	$67,856,130
Global X Gold Explorers ETF
BNP Paribas Securities Corp	$400,749	$424,532
BofA Securities Inc.	607,083	642,053
Goldman Sachs & Co.	222,756	233,427
Morgan Stanley & Co. LLC	562,876	590,560
Total	$1,793,464	$1,890,572
Global X Uranium ETF
Barclays Bank PLC	$2,345	$2,610
Barclays Capital Inc.	8,051,378	8,848,548
BMO Capital Markets	332,233	347,370
BNP Paribas Securities Corp	3,607,775	3,614,621
BofA Securities Inc.	6,420,710	6,597,565
Citigroup Global Markets Inc.	1,810,065	1,840,979
Goldman Sachs & Co.	17,286,616	17,434,415
J.P. Morgan Securities LLC	4,165,424	4,447,053
Morgan Stanley & Co. LLC	12,423,006	12,837,137
National Financial Services LLC	856,855	878,710
Scotia Capital (USA) Inc.	10,822,145	10,948,008
SG Americas Securities LLC	71,182	72,225
UBS Securities LLC	1,394,611	1,494,600
Total	$67,244,345	$69,363,841

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2023

9. SUBSEQUENT EVENTS

The custodian, transfer agent and securities lending agent for Global X Copper Miners ETF and Global X Gold Explorers ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 through April 30, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,198.40	0.65%	$3.54
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,385.70	0.65%	$3.84
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,369.90	0.65%	$3.82
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X Uranium ETF
Actual Fund Return	$1,000.00	$988.20	0.69%	$3.40
Hypothetical 5% Return	1,000.00	1,021.37	0.69	3.46

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 11, 2022, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal InvestmentAdvisoryAgreement and the Renewal Supervision andAdministration Agreement are referred to collectively as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•   the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•  Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•  Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•  the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•  the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performanceoftheRenewalFundsrelativeto(i)theperformanceofunaffiliatedcomparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard,

Approval of Investment Advisory Agreement (Unaudited) (Continued)

the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the RenewalAgreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•  comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation for the Management Fees of each Renewal Fund being above the average or median for its peer group;

•  the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•  that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•  the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•  the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•  that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
     Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-1500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  July 7, 2023